Document and Entity Information	Feb. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579733
Document Type	8-K
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	Vital Farms, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39411
Entity Tax Identification Number	27-0496985
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Suite C100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	(877)
Local Phone Number	455-3063
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VITL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false